Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP, Employer, Common Stock - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 15,000
EBP, Investment, Number of Shares	13,792	12,895